Investment Objectives and Goals - AAM Ubiquitous ETF	Jun. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AAM Ubiquitous ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Ubiquitous ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pence Ubiquitous Index (the “Index”).